Label	Element	Value
(ALLSPRING U.S. EQUITY FUNDS) | Emerging Growth Fund
Prospectus:	rr_ProspectusTable
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Effective on or around June 3, 2024, the expense caps of the Fund will be lowered to 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 0.80% for Class R6.